SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
This hierarchy requires the Company to minimize the use of unobservable inputs and to use observable market data, if available, when estimating fair value. No new options or warrants were issued during the years ended December 31, 2017 and 2016.

	Quoted Active Markets for Identified Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total

	(Level 1)	(Level 2)	(Level 3)
December 31, 2017
Common stock issued for services	-	$565,569	-	$565,569
Stock for Interest	-	366,400	-	366,400
Employee Stock Plan	-	75,415	-	75,415
Stock for property acquisition	-	50,723	-	50,723

December 31, 2016
Common stock issued for services	-	$286,575	-	$286,575
Common stock for related party payable	-	600,000	-	600,000